UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—106.3%
New York—79.4%
$605,000	Albany County, NY IDA (Wildwood Programs)	4.900%		07/01/2021	$608,969
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875		07/01/2041	9,210,447
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625		07/01/2031	1,475,667
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375		07/01/2026	1,720,673
1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,422,130
600,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	600,318
900,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2037	804,987
3,125,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2027	2,973,250
1,350,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2032	1,238,341
1,760,000	Albany, NY IDA (Sage Colleges)	5.300		04/01/2029	1,684,549
985,000	Albany, NY Parking Authority	7.242	[1]	11/01/2017	884,688
4,740,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	4,817,831
420,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	421,924
2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,739,267
1,435,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,438,157
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375		10/01/2041	1,990,471
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000		10/01/2031	1,034,560
500,000	Build NYC Resource Corp. (New York Methodist Hospital)	5.000		07/01/2030	569,400
1,500,000	Build NYC Resource Corp. (Pratt Paper)	4.500		01/01/2025	1,633,290
3,250,000	Build NYC Resource Corp. (Pratt Paper)	5.000		01/01/2035	3,523,715
860,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	945,097
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	3,072,330
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)	5.000		05/01/2040	1,111,050
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2039	269,072
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2034	217,482
830,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.450		09/15/2019	831,104
105,000	Chautauqua, NY Utility District	5.000		06/01/2025	107,689
95,000	Chautauqua, NY Utility District	5.000		06/01/2023	97,599
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)	5.000		07/01/2033	1,517,409
740,000	Chemung County, NY IDA (Hathorn Redevel. Company)	4.850		07/01/2023	742,449
1,310,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,312,227
2,200,000	Dutchess County, NY IDA (Elant Fishkill)	5.250		01/01/2037	2,106,324
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750		07/01/2040	748,813

1 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400%[1]		06/01/2027	$717,990
1,970,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	1,972,462
2,460,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	2,503,788
2,675,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,682,463
7,050,000	Erie County, NY IDA (Charter School Applied Tech)	6.875		06/01/2035	7,203,831
2,845,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	2,998,545
715,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	716,187
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[1]	06/01/2050	3,231,837
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[1]	06/01/2055	1,737,042
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[1]	06/01/2060	4,188,160
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	23,844,902
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	64,994,303
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[1]	06/01/2047	5,194,980
1,410,000	Essex County, NY IDA (International Paper Company)	4.600		03/01/2027	1,435,324
1,500,000	Essex County, NY IDA (International Paper Company)	6.625		09/01/2032	1,706,925
1,100,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	1,103,113
410,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	411,554
975,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	979,582
1,235,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	1,239,681
320,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	321,504
185,000	Fishkill, NY GO	5.000		04/15/2029	185,364
900,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	903,411
300,000	Franklin County, NY Solid Waste Management Authority	5.000		06/01/2025	343,086
100,000	Glens Falls, NY GO	6.000		02/01/2040	112,224
1,945,000	Hempstead, NY IDA (Adelphi University)	5.000		10/01/2030	1,991,972
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	2,227,624
1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2039	1,361,925

2 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000%	07/01/2044	$1,085,480
1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000	07/01/2029	1,901,348
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000	07/01/2034	1,651,485
34,450,000	Hudson Yards, NY Infrastructure Corp.	5.750	02/15/2047	40,186,614
4,840,000	Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2047	5,138,096
10,475,000	L.I., NY Power Authority, Series A	5.750	04/01/2039	11,935,739
12,315,000	L.I., NY Power Authority, Series A	5.000	09/01/2039	13,869,892
1,250,000	L.I., NY Power Authority, Series A	5.000	09/01/2044	1,402,475
29,735,000	L.I., NY Power Authority, Series A	5.000	09/01/2037	32,850,336
20,000,000	L.I., NY Power Authority, Series A	5.000	09/01/2042	22,012,800
3,400,000	L.I., NY Power Authority, Series A	5.000	05/01/2036	3,819,696
1,900,000	L.I., NY Power Authority, Series B	5.750	04/01/2033	2,174,569
65,000	L.I., NY Power Authority, Series B	5.000	12/01/2035	68,026
7,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	7,875,000
435,000	Lockport City, NY GO	5.000	10/15/2020	484,777
455,000	Lockport City, NY GO	5.000	10/15/2021	510,510
530,000	Lockport City, NY GO	5.000	10/15/2024	593,229
505,000	Lockport City, NY GO	5.000	10/15/2023	569,357
480,000	Lockport City, NY GO	5.000	10/15/2022	540,168
3,000,000	Madison County, NY IDA (Colgate University)	5.000	07/01/2040	3,036,240
100,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000	06/01/2033	104,317
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000	06/01/2040	5,499,810
860,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000	06/01/2028	870,363
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000	06/01/2032	1,112,881
570,000	Middletown, NY IDA (Flanagan Design & Display)[2]	7.500	11/01/2018	285,000
2,375,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500	12/01/2042	2,437,035
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2030	1,188,210
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000	05/01/2031	1,775,100
2,345,000	Monroe County, NY IDA (Summit at Brighton)	5.375	07/01/2032	1,697,686
3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500	07/01/2027	2,936,162
2,765,000	Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,763,479
375,000	Monroe County, NY IDA (Volunteers of America)	5.700	08/01/2018	375,011
850,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000	01/15/2038	954,592
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250	10/01/2031	545,620
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000	10/01/2026	938,621
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500	10/01/2041	2,025,343

3 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000%		06/01/2044	$1,637,473
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2029	560,440
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.500		06/01/2034	1,102,099
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625		06/01/2026	965,676
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2034	1,685,583
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)	5.750		08/15/2035	18,093,877
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[1]	06/01/2061	2,606,500
580,000	Monroe, NY Newpower Corp	5.625		01/01/2026	582,221
2,305,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	2,312,145
700,000	Mount Vernon, NY IDA (Kings Court)	5.200		12/01/2033	704,228
1,385,000	Mount Vernon, NY IDA (Meadowview)	6.150		06/01/2019	1,388,061
2,600,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	2,602,860
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[1]	01/15/2022	1,061,146
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[1]	07/15/2021	711,952
450,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	454,860
100,000	Nassau County, NY IDA (ALIA-ACDS)	7.500		06/01/2015	100,283
310,000	Nassau County, NY IDA (ALIA-HH)	7.125		06/01/2017	310,391
240,000	Nassau County, NY IDA (ALIA-HHS)	7.125		06/01/2017	240,302
5,823,750	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2049	5,815,189
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[2]	2.000		01/01/2049	91,443
3,665,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	3,704,582
435,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	439,698
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,674,392
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)	5.250		06/01/2027	3,162,442
445,000	Nassau County, NY IDA (Life’s WORCA)[3]	5.950		11/01/2022	449,806
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)	5.000		12/01/2035	3,622,385
1,695,000	Nassau County, NY IDA (North Shore CFGA)	6.750		05/01/2024	1,696,186
735,000	Nassau County, NY IDA (PLUS Group Home)[3]	6.150		11/01/2022	749,340
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	658,848
460,000	Nassau County, NY IDA, Series A-A	6.000		06/01/2021	467,567
4,800,000	Nassau County, NY IDA, Series A-B	6.000		06/01/2021	4,878,960
465,000	Nassau County, NY IDA, Series A-C	6.000		06/01/2021	472,649
515,000	Nassau County, NY IDA, Series A-D	6.000		06/01/2021	523,472
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[1]	06/01/2060	163,600
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[1]	06/01/2046	3,528,967
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[1]	06/01/2060	5,307,731
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[1]	06/01/2046	724,400

4 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$122,875,000	Nassau County, NY Tobacco Settlement Corp.	5.125%		06/01/2046	$100,202,105
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	19,592,622
3,670,000	New Rochelle, NY IDA (Soundview Apartments)	5.375		04/01/2036	3,683,359
1,500,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	1,502,565
125,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	125,748
850,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	915,535
500,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	540,165
2,055,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	2,390,684
6,245,000	NY Counties Tobacco Trust I	6.500		06/01/2035	6,246,124
3,720,000	NY Counties Tobacco Trust I	6.250		06/01/2028	3,720,670
19,230,000	NY Counties Tobacco Trust I	6.625		06/01/2042	19,232,500
29,770,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	29,817,037
53,880,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	54,135,930
245,000	NY Counties Tobacco Trust III	6.000		06/01/2043	245,051
7,000,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	6,012,160
304,690,000	NY Counties Tobacco Trust IV	6.395	[1]	06/01/2055	4,186,441
131,335,000	NY Counties Tobacco Trust IV	5.920	[1]	06/01/2050	3,144,160
608,700,000	NY Counties Tobacco Trust IV	6.816	[1]	06/01/2060	2,489,583
38,275,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	32,128,800
52,535,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	44,601,690
643,195,000	NY Counties Tobacco Trust V	6.850	[1]	06/01/2055	7,602,565
3,179,100,000	NY Counties Tobacco Trust V	7.850	[1]	06/01/2060	14,051,622
596,125,000	NY Counties Tobacco Trust V	6.211	[1]	06/01/2050	16,250,367
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[4]	5.625		01/15/2046	71,184,189
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	16,753,950
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2]	6.125		02/15/2019	22
795,000	NY MTA, Series A	5.000		11/15/2025	932,877
500,000	NY MTA, Series A	5.000		11/15/2026	590,305
500,000	NY MTA, Series A	5.000		11/15/2027	587,645
6,800,000	NY MTA, Series A	5.250		11/15/2038	7,905,272
3,400,000	NY MTA, Series A	5.000		11/15/2029	3,953,350
1,980,000	NY MTA, Series A	5.000		11/15/2025	2,127,312
4,035,000	NY MTA, Series B	5.000		11/15/2029	4,432,770
5,985,000	NY MTA, Series B	5.000		11/15/2024	6,620,787
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,532,680
2,150,000	NY MTA, Series D	5.000		11/15/2032	2,476,219
27,675,000	NY MTA, Series D	5.000		11/15/2030	32,169,420
10,000,000	NY MTA, Series D	5.000		11/15/2027	11,526,300
1,100,000	NY MTA, Series D	5.250		11/15/2029	1,313,510
1,225,000	NY MTA, Series D	5.250		11/15/2034	1,414,189
1,100,000	NY MTA, Series D	5.250		11/15/2030	1,308,857
585,000	NY MTA, Series D	5.250		11/15/2027	705,422

5 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$690,000	NY MTA, Series D	5.250%		11/15/2028	$826,061
1,100,000	NY MTA, Series D	5.250		11/15/2033	1,291,334
1,375,000	NY MTA, Series D	5.250		11/15/2026	1,663,516
1,100,000	NY MTA, Series D	5.250		11/15/2031	1,304,215
1,100,000	NY MTA, Series D	5.250		11/15/2032	1,295,921
8,000,000	NY MTA, Series D-1	5.000		11/01/2027	9,421,920
3,500,000	NY MTA, Series D-1	5.000		11/01/2028	4,106,200
6,700,000	NY MTA, Series F	5.000		11/15/2030	6,888,203
61,110,000	NY MTA, Series F	5.000		11/15/2030	71,034,264
3,000,000	NY MTA, Series H	5.000		11/15/2025	3,599,850
2,100,000	NY MTA, Series H	5.000		11/15/2033	2,412,879
2,100,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	2,480,604
400,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2028	478,736
3,200,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	3,729,664
303,515,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	261,626,895
250,510,000	NY TSASC, Inc. (TFABs)	5.000		06/01/2034	230,476,715
5,000,000	NYC GO	5.000		08/01/2029	5,780,550
3,800,000	NYC GO	5.000		08/01/2035	4,324,248
1,915,000	NYC GO	5.000		10/01/2034	2,205,218
3,300,000	NYC GO	5.000		10/01/2033	3,809,784
2,500,000	NYC GO	5.000		10/01/2029	2,925,025
3,000,000	NYC GO	5.000		08/01/2029	3,499,590
350,000	NYC GO	5.000		10/01/2030	407,680
5,760,000	NYC GO	5.000		08/01/2031	6,606,317
235,000	NYC GO	5.000		08/01/2030	238,755
1,175,000	NYC GO	5.000		08/01/2035	1,193,776
5,135,000	NYC GO	5.000		10/01/2032	5,939,552
15,000	NYC GO	5.000		04/01/2035	15,058
15,000	NYC GO	5.000		06/01/2020	15,120
8,750,000	NYC GO	5.000		03/01/2033	10,001,337
60,000	NYC GO	5.000		04/01/2035	60,000
1,340,000	NYC GO	5.000		05/15/2036	1,516,679
15,000	NYC GO	5.500		11/15/2037	15,065
5,000	NYC GO	7.750		08/15/2028	5,135
230,000	NYC GO	5.250		06/01/2027	230,943
5,000	NYC GO	5.320		01/15/2028	5,020
7,330,000	NYC GO4	5.000		08/01/2030	7,445,521
4,225,000	NYC GO4	5.000		08/01/2035	4,289,638
9,455,000	NYC GO	0.130	[5]	11/01/2026	9,455,000
10,000,000	NYC GO4	5.000		10/01/2034	11,475,800
4,750,000	NYC GO4	5.000		03/01/2035	4,769,089
5,000	NYC GO	7.250		08/15/2024	5,030
20,000,000	NYC GO4	5.250		03/01/2021	23,069,800
380,000	NYC GO	5.375		06/01/2032	381,626
8,750,000	NYC GO	0.110	[5]	04/01/2035	8,750,000
2,000,000	NYC GO	6.250		12/15/2031	2,379,040
5,395,000	NYC GO ROLs[6,7]	15.627	[8]	05/15/2036	8,240,323
1,475,000	NYC GO ROLs[6,7]	18.483	[8]	05/15/2031	2,270,615
875,000	NYC GO ROLs[6,7]	18.498	[8]	05/15/2033	1,342,460
1,675,000	NYC HDC (Multifamily Hsg.)	5.200		11/01/2035	1,723,994

6 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,100,000	NYC HDC (Multifamily Hsg.)	5.150%	11/01/2037	$5,225,715
890,000	NYC HDC (Multifamily Hsg.)	4.950	11/01/2039	933,841
2,670,000	NYC HDC (Multifamily Hsg.)	5.450	11/01/2046	2,735,629
780,000	NYC HDC (Multifamily Hsg.)	5.000	11/01/2030	804,827
3,735,000	NYC HDC (Multifamily Hsg.)	5.450	11/01/2040	3,870,730
7,205,000	NYC HDC (Multifamily Hsg.)	5.250	11/01/2045	7,383,756
5,140,000	NYC HDC (Multifamily Hsg.)	5.350	11/01/2037	5,319,386
1,215,000	NYC HDC (Multifamily Hsg.)	5.350	05/01/2041	1,263,126
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200	11/01/2040	8,231,293
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100	11/01/2027	2,542,041
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550	11/01/2039	3,071,545
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500	11/01/2034	3,401,434
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050	11/01/2039	4,714,554
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700	11/01/2046	11,806,669
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125	11/01/2032	3,078,360
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000	11/01/2037	3,521,875
25,000	NYC HDC (Multifamily Hsg.)	5.550	11/01/2039	27,038
70,000	NYC HDC (Multifamily Hsg.), Series A	5.500	11/01/2034	70,187
29,070,000	NYC HDC (Multifamily Hsg.), Series B4	5.350	05/01/2049	29,836,293
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050	11/01/2036	11,351,027
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125	05/01/2040	8,419,842
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875	11/01/2039	13,298,359
2,750,000	NYC HDC, Series C4	5.000	11/01/2026	2,776,895
940,000	NYC IDA (Allied Metal)	7.125	12/01/2027	939,803
2,130,000	NYC IDA (Amboy Properties)	6.750	06/01/2020	2,111,575
39,860,000	NYC IDA (American Airlines)	8.000	08/01/2028	43,602,455
59,350,000	NYC IDA (American Airlines)	7.750	08/01/2031	64,746,102
338,060,000	NYC IDA (American Airlines)	8.500	08/01/2028	347,275,512
200,000	NYC IDA (American Airlines)	7.500	08/01/2016	210,668
18,200,000	NYC IDA (American Airlines)	7.625	08/01/2025	19,818,890
365,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	365,241
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750	10/01/2036	128,871,818
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650	10/01/2028	83,852,329
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200	10/01/2022	21,304,489
2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	3,017,980
13,300,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	12,526,339
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	3,202,222
18,000,000	NYC IDA (Chapin School)	5.000	11/01/2038	18,341,280
280,000	NYC IDA (Community Resource Center for the Developmentally Disabled)	5.250	07/01/2022	270,208
3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,148,931
470,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	471,720
3,245,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	3,250,516
1,285,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,287,107
1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,574,230
555,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	555,055

7 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$620,000	NYC IDA (Cool Wind Ventilation)	5.450%		11/01/2017	$620,062
5,685,000	NYC IDA (Cool Wind Ventilation)	6.075		11/01/2027	5,550,550
280,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)	4.750		07/01/2020	275,148
2,670,000	NYC IDA (Gourmet Boutique)	5.750		05/01/2021	1,945,869
7,290,000	NYC IDA (Guttmacher Institute)	5.750		12/01/2036	7,399,423
600,000	NYC IDA (Independent Living Assoc.)	6.200		07/01/2020	606,996
2,140,000	NYC IDA (Liberty-IAC/Interactive Corp.)	5.000		09/01/2035	2,171,180
3,745,000	NYC IDA (Manhattan Community Access Corp.)	6.000		12/01/2036	3,838,625
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	9,511,447
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	1,964,490
13,890,000	NYC IDA (MediSys Health Network)	6.250		03/15/2024	13,421,212
1,750,000	NYC IDA (PSCH)	6.375		07/01/2033	1,750,927
6,800,000	NYC IDA (Reece School)	7.500		12/01/2037	7,118,104
1,000,000	NYC IDA (Roundabout Theatre)	5.000		10/01/2023	999,920
2,370,000	NYC IDA (Sahadi Fine Foods)	6.750		11/01/2019	2,371,138
200,000	NYC IDA (Samaritan Aids Services)	5.000		11/01/2024	200,442
145,000	NYC IDA (Special Needs Facilities Pooled Program)	7.875		08/01/2025	145,483
500,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650		07/01/2023	500,820
5,760,000	NYC IDA (Stallion)	5.500		11/01/2031	5,744,678
955,000	NYC IDA (Stallion)	6.000		11/01/2027	959,269
1,275,000	NYC IDA (Streamline Plastics)	8.125		12/01/2025	1,275,484
80,000	NYC IDA (Streamline Plastics)	7.750		12/01/2015	80,049
6,808,500	NYC IDA (Studio School)[2]	7.000		11/01/2038	5,447,821
1,500,000	NYC IDA (Terminal One Group Assoc.)	5.500	[5]	01/01/2021	1,555,830
1,000,000	NYC IDA (The Bank Street College)	5.250		12/01/2030	1,001,380
380,000	NYC IDA (The Bank Street College)	5.250		12/01/2021	380,863
8,600,000	NYC IDA (The Child School)	7.550		06/01/2033	8,617,028
3,475,000	NYC IDA (Therapy & Learning Center)	8.250		09/01/2031	3,484,660
32,040,000	NYC IDA (UNICEF)	5.300		11/01/2038	32,483,113
5,000,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000		07/01/2034	5,662,200
3,515,000	NYC IDA (Urban Resource Institute)[3]	7.375		11/01/2033	3,533,876
1,075,000	NYC IDA (W & W Jewelers)	8.250		02/01/2021	1,077,515
2,900,000	NYC IDA (Weizmann Institute)	5.900		11/01/2034	2,906,467
5,930,000	NYC IDA (Weizmann Institute)	5.900		11/01/2034	5,943,165
855,000	NYC IDA (World Casing Corp.)	6.700		11/01/2019	853,632
335,000	NYC IDA (YAI/SFTU Obligated Group)	5.000		07/01/2026	335,332
100,000	NYC IDA (Yankee Stadium)	5.000		03/01/2031	102,864
18,110,000	NYC IDA (Yankee Stadium)	5.000		03/01/2046	18,585,387
16,500,000	NYC IDA (Yankee Stadium)	7.000		03/01/2049	19,694,895
6,800,000	NYC IDA (Yankee Stadium)[9]	0.751		03/01/2022	6,571,928
70,000	NYC IDA (Yankee Stadium)	5.000		03/01/2036	73,569
24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725		11/01/2037	24,679,435
31,750,000	NYC Municipal Water Finance Authority[4]	5.500		06/15/2043	37,534,774
2,650,000	NYC Municipal Water Finance Authority	5.750		06/15/2040	3,039,842

8 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$7,405,000	NYC Municipal Water Finance Authority	5.250%	06/15/2044	$8,548,406
5,000,000	NYC Municipal Water Finance Authority	5.000	06/15/2036	5,788,050
21,570,000	NYC Municipal Water Finance Authority[4]	5.375	06/15/2043	25,330,261
8,950,000	NYC Municipal Water Finance Authority	5.000	06/15/2031	10,268,693
7,350,000	NYC Municipal Water Finance Authority	5.250	06/15/2040	8,429,715
1,900,000	NYC Municipal Water Finance Authority	5.625	06/15/2027	2,182,112
6,115,000	NYC Municipal Water Finance Authority	5.000	06/15/2036	7,078,785
700,000	NYC Transitional Finance Authority	5.125	01/15/2034	784,511
5,065,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	5,902,194
10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	11,561,200
3,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	3,565,800
5,410,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	6,093,391
10,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	12,100,935
15,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.250	07/15/2037	17,381,400
25,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.000	07/15/2037	28,576,000
1,700,000	NYC Transitional Finance Authority (Building Aid)	5.500	01/15/2039	1,960,865
2,400,000	NYC Transitional Finance Authority (Future Tax)	5.250	02/01/2030	2,820,744
20,335,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2030	24,049,593
8,190,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2035	9,443,561
15,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2034	17,393,850
1,845,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2035	1,896,402
26,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2044	27,649,434
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	474,729
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	951,771
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	944,486
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	472,987
975,000	NYS DA (Cabrini of Westchester)[3]	5.200	02/15/2041	1,067,001
260,000	NYS DA (Catholic Health System)	5.000	07/01/2032	288,192
500,000	NYS DA (Catholic Health System)	5.000	07/01/2032	554,215
300,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	327,777
285,000	NYS DA (Fordham University)	5.000	07/01/2038	315,518
200,000	NYS DA (Fordham University)	5.000	07/01/2030	230,348
5,300,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	5,594,733
5,700,000	NYS DA (Interagency Council)	7.000	07/01/2035	7,008,321
3,000,000	NYS DA (Iona College)	5.000	07/01/2032	3,251,820
3,490,000	NYS DA (Manhattan College)	5.300	07/01/2037	3,613,476
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000	07/01/2035	19,173,165
150,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2037	156,294
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	925,085
1,000,000	NYS DA (New School University)	5.750	07/01/2050	1,151,760
135,000	NYS DA (New School University)	5.000	07/01/2033	135,189
5,150,000	NYS DA (New School University)	5.000	07/01/2041	5,156,180
40,000,000	NYS DA (New York University)	5.250	07/01/2048	44,490,800
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.250	05/01/2034	12,979,820
8,575,000	NYS DA (NYU Hospitals Center)	5.000	07/01/2036	9,401,716
2,000,000	NYS DA (NYU Hospitals Center)	5.625	07/01/2037	2,220,680

9 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,000,000	NYS DA (NYU Hospitals Center)	5.000%		07/01/2036	$1,137,510
1,000,000	NYS DA (Pratt Institute)	5.000		07/01/2034	1,148,270
6,035,000	NYS DA (Providence Rest)	5.000		07/01/2035	6,043,751
2,700,000	NYS DA (Providence Rest)	5.125		07/01/2030	2,706,102
3,100,000	NYS DA (Providence Rest)	5.250		07/01/2025	3,110,292
3,000,000	NYS DA (Sales Tax)	5.000		03/15/2035	3,482,820
1,750,000	NYS DA (School District Bond Financing Program), Series C	7.250		10/01/2028	2,096,990
2,645,000	NYS DA (School District Bond Financing Program), Series C	7.375		10/01/2033	3,172,175
1,525,000	NYS DA (School District Bond Financing Program), Series C	7.500		04/01/2039	1,835,414
5,770,000	NYS DA (Smithtown Special Library District)	6.000		07/01/2028	6,645,309
2,480,000	NYS DA (Special Surgery Hospital)	6.000		08/15/2038	2,935,105
10,750,000	NYS DA (St. John’s University)	5.000		07/01/2030	12,208,560
270,000	NYS DA (St. John’s University)	5.000		07/01/2028	309,007
400,000	NYS DA (St. John’s University)[3]	5.000		07/01/2034	460,964
3,500,000	NYS DA (St. Joseph’s College)	5.250		07/01/2035	3,773,805
46,700,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	50,904,868
15,915,000	NYS DA (State Personal Income Tax Authority)[4]	5.000		03/15/2034	18,403,933
6,000,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2035	7,040,220
5,620,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2034	6,503,857
10,000,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2031	11,875,900
3,000,000	NYS DA (State University of New York)	5.000		07/01/2040	3,423,840
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250		02/15/2035	6,048,742
4,395,000	NYS DA (The New School)	5.000		07/01/2031	4,868,561
1,000,000	NYS DA (University of Rochester)	5.750	[10]	07/01/2039	1,157,560
60,000	NYS DA (University of Rochester)	5.000		07/01/2034	61,214
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	12,673,026
6,565,000	NYS DA (Yeshiva University)	5.000		09/01/2038	6,669,712
3,500,000	NYS DA (Yeshiva University)	5.000		09/01/2034	3,562,825
3,105,000	NYS DA (Yeshiva University)	5.000		11/01/2031	3,187,189
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000		06/15/2037	1,567,727
215,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000		06/15/2034	218,915
250,000	NYS EFC (United Waterworks)	5.150		03/01/2034	250,325
15,000	NYS ERDA (Brooklyn Union Gas Company)	5.500		01/01/2021	15,065
25,000	NYS ERDA (Brooklyn Union Gas Company)	4.700		02/01/2024	25,788
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.527	[8]	07/01/2026	16,468,542
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.336	[8]	04/01/2020	7,016,660
2,365,000	NYS HFA (Affordable Hsg.)	5.250		11/01/2038	2,435,903
2,000,000	NYS HFA (Affordable Hsg.)	5.000		11/01/2042	2,119,420
600,000	NYS HFA (Affordable Hsg.)	5.200		11/01/2030	630,552
150,000	NYS HFA (Affordable Hsg.)	6.750		11/01/2038	171,816
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,547,053
1,080,000	NYS HFA (Affordable Hsg.)	6.450		11/01/2029	1,187,762
905,000	NYS HFA (Children’s Rescue)[3]	7.625		05/01/2018	905,308
910,000	NYS HFA (Friendship)	5.100		08/15/2041	913,649
1,095,000	NYS HFA (Golden Age Apartments)	5.000		02/15/2037	1,105,227

10 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$150,000	NYS HFA (Highland Avenue Senior Apartments)	5.000%		02/15/2039	$152,687
120,000	NYS HFA (Horizons at Wawayanda)	5.150		11/01/2040	123,931
2,080,000	NYS HFA (Multifamily Hsg.)	5.375		02/15/2035	2,082,350
1,255,000	NYS HFA (Multifamily Hsg.)	6.400		11/15/2027	1,257,912
1,710,000	NYS HFA (Multifamily Hsg.)	5.650		02/15/2034	1,712,360
1,145,000	NYS HFA (State Personal Income Tax Authority)	5.000		03/15/2036	1,170,213
105,000	NYS HFA (State Personal Income Tax Authority)	5.000		03/15/2036	107,312
755,000	NYS LGSC (SCSB)	7.750		12/15/2021	756,261
270,000	NYS LGSC (SCSB)	7.375		12/15/2016	271,191
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000		11/15/2031	1,135,990
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	23,424,400
7,650,000	NYS Thruway Authority	5.000		01/01/2032	8,716,104
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund	5.000		04/01/2029	2,336,740
10,015,000	NYS UDC (State Personal Income Tax Authority)	5.000		03/15/2043	11,404,081
50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	4.625		09/15/2030	50,063
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	5.000		09/15/2035	831,577
1,185,000	Onondaga County, NY IDA (Free Library)	5.125		03/01/2030	1,242,781
1,115,000	Onondaga County, NY IDA (Free Library)	5.125		03/01/2037	1,166,056
42,834,598	Onondaga County, NY Res Rec	0.000	[10]	05/01/2022	42,648,696
4,635,000	Onondaga County, NY Res Rec	5.000		05/01/2015	4,638,754
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000		07/01/2032	1,080,630
3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)	5.250		12/01/2041	3,910,426
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.375		07/01/2040	2,173,320
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000		07/01/2042	1,527,242
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2021	1,717,624
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	2,237,459
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	6,353,358
10,065,000	Port Authority NY/NJ (Continental Airlines)	9.125		12/01/2015	10,224,430
16,585,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	16,677,710
345,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500		12/01/2028	358,186
32,140,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	32,239,634
34,400,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	34,401,032
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500		09/01/2029	27,493,431
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000		10/01/2030	49,479,532
35,000	Port Authority NY/NJ, 143rd Series	5.000		04/01/2036	35,845
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750		12/01/2027	27,591,145
10,000	Port Authority NY/NJ, 146th Series	4.500		12/01/2034	10,204
10,000	Port Authority NY/NJ, 146th Series	4.750		12/01/2027	10,577

11 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750%		10/15/2028	$13,828,078
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000		10/15/2027	18,982,618
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000		10/15/2032	21,207,360
82,000,000	Port Authority NY/NJ, 151st Series[4]	5.750		03/15/2035	91,567,163
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000		09/15/2028	16,968,300
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750		11/01/2030	25,370,775
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250		11/01/2035	112,237,823
1,200,000	Port Authority NY/NJ, 152nd Series	5.750		11/01/2030	1,353,108
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000		10/15/2031	17,695,521
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000		07/15/2039	23,126,104
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250		07/15/2036	17,166,300
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000		01/15/2041	24,235,692
2,720,000	Port Authority NY/NJ, 169th Series	5.000		10/15/2036	2,988,246
400,000	Port Authority NY/NJ, 172nd Series	5.000		10/01/2034	444,836
10,000,000	Port Authority NY/NJ, 184th Series	5.000		09/01/2035	11,728,400
11,000,000	Port Authority NY/NJ, 184th Series	5.000		09/01/2032	13,000,680
8,340,000	Port Authority NY/NJ, 186th Series	5.000		10/15/2033	9,572,986
9,170,000	Port Authority NY/NJ, 186th Series	5.000		10/15/2034	10,493,231
13,715,000	Port Authority NY/NJ, Series 2014-XF0001[4]	5.250		05/01/2038	15,100,446
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)	6.000		08/01/2032	2,760,593
2,525,000	Ramapo, NY Local Devel. Corp.	5.000		03/15/2033	2,785,984
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375		12/01/2036	1,502,220
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	7,301,606
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	6,386,022
4,820,000	Rensselaer, NY City School District COP	5.000		06/01/2036	4,883,479
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900		07/01/2021	1,201,907
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.596	[1]	08/15/2060	1,978,020
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[1]	08/15/2045	1,175,700
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750		08/15/2043	13,097,488
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	9,227,030
25,000	Sanford Town, NY GO	5.250		04/15/2017	25,869
20,000	Sanford Town, NY GO	5.250		04/15/2016	20,774
25,000	Sanford Town, NY GO	5.250		04/15/2019	25,707
25,000	Sanford Town, NY GO	5.250		04/15/2018	25,763
60,000	Sanford Town, NY GO	5.250		04/15/2036	61,098
50,000	Sanford Town, NY GO	5.250		04/15/2032	50,920
20,000	Sanford Town, NY GO	5.250		04/15/2015	20,032
60,000	Sanford Town, NY GO	5.250		04/15/2035	61,098
25,000	Sanford Town, NY GO	5.250		04/15/2020	25,683
45,000	Sanford Town, NY GO	5.250		04/15/2030	45,837
40,000	Sanford Town, NY GO	5.250		04/15/2029	40,752

12 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$40,000	Sanford Town, NY GO	5.250%	04/15/2028	$40,779
50,000	Sanford Town, NY GO	5.250	04/15/2033	50,910
55,000	Sanford Town, NY GO	5.250	04/15/2034	56,007
45,000	Sanford Town, NY GO	5.250	04/15/2031	45,828
40,000	Sanford Town, NY GO	5.250	04/15/2027	40,803
30,000	Sanford Town, NY GO	5.250	04/15/2021	30,784
30,000	Sanford Town, NY GO	5.250	04/15/2023	30,703
30,000	Sanford Town, NY GO	5.250	04/15/2022	30,739
35,000	Sanford Town, NY GO	5.250	04/15/2025	35,762
35,000	Sanford Town, NY GO	5.250	04/15/2026	35,723
30,000	Sanford Town, NY GO	5.250	04/15/2024	30,679
21,925,000	SONYMA, Series 137[4]	4.700	10/01/2031	22,031,677
10,065,000	SONYMA, Series 140[4]	4.750	10/01/2037	10,125,256
7,135,000	SONYMA, Series 143[4]	4.900	10/01/2037	7,370,850
520,000	St. Lawrence County, NY IDA (Clarkson University)	6.000	09/01/2034	623,210
4,775,000	St. Lawrence County, NY IDA (Clarkson University)	5.375	09/01/2041	5,407,019
1,510,000	St. Lawrence County, NY IDA (Clarkson University)	5.000	09/01/2041	1,679,392
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250	12/01/2029	3,843,732
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2030	1,464,358
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2031	1,545,120
25,075,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)	5.000	07/01/2028	27,739,470
810,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.000	12/01/2019	819,469
1,005,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	1,039,904
4,215,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	4,492,136
450,000	Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	455,261
1,340,000	Suffolk County, NY IDA (ALIA-ACLD)[3]	5.950	10/01/2021	1,372,884
165,000	Suffolk County, NY IDA (ALIA-ADD)	7.125	06/01/2017	165,437
845,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	863,489
1,835,000	Suffolk County, NY IDA (ALIA-DDI)[3]	5.950	10/01/2021	1,880,031
525,000	Suffolk County, NY IDA (ALIA-FREE)[3]	5.950	10/01/2021	537,884
375,000	Suffolk County, NY IDA (ALIA-IGHL)[3]	5.950	10/01/2021	384,203
335,000	Suffolk County, NY IDA (ALIA-IGHL)[3]	6.000	10/01/2031	343,462
555,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	569,169
465,000	Suffolk County, NY IDA (ALIA-NYS ARC)[3]	5.950	11/01/2022	476,871
35,000	Suffolk County, NY IDA (ALIA-NYS ARC)	7.500	09/01/2015	35,459
80,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)	8.375	06/01/2016	80,590
45,000	Suffolk County, NY IDA (ALIA-SMCFS)	7.500	09/01/2015	45,590
200,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.000	06/01/2016	201,022
1,245,000	Suffolk County, NY IDA (ALIA-UCPAGS)[3]	5.950	10/01/2021	1,275,552

13 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$3,530,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500%		11/01/2037	$3,607,236
455,000	Suffolk County, NY IDA (ALIA-WORCA)[3]	5.950		11/01/2022	466,616
285,000	Suffolk County, NY IDA (Catholic Charities)	6.000		10/01/2020	290,746
230,000	Suffolk County, NY IDA (DDI)	6.000		10/01/2020	234,637
245,000	Suffolk County, NY IDA (DDI)	6.000		10/01/2020	249,939
75,000	Suffolk County, NY IDA (DDI)	6.000		12/01/2019	75,877
130,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	120,237
1,915,000	Suffolk County, NY IDA (Federation of Organizations)[3]	8.125		04/01/2030	1,921,645
1,545,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650		11/01/2017	1,548,492
600,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		10/01/2020	612,096
130,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		12/01/2019	131,520
7,410,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375		01/01/2039	7,517,890
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	1,969,309
22,690,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	22,695,899
2,220,000	Suffolk County, NY IDA (Pederson-Krager Center)[3]	8.125		04/01/2030	2,220,244
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	4,384,032
250,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	255,040
3,130,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,233,822
910,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	920,638
530,000	Suffolk County, NY IDA (WORCA)	6.000		10/01/2020	540,685
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	10,055,707
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[1]	06/01/2048	8,187,053
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	27,485,304
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625		06/01/2044	120,552,369
203,935,000	Syracuse, NY IDA (Carousel Center)	5.000		01/01/2036	207,008,300
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)	5.375		01/01/2023	1,001,420
3,280,000	Syracuse, NY IDA (James Square)	7.197	[1]	08/01/2025	1,672,570
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	1,797,529
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2032	2,576,320
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	25,360,065
185,000	Ulster County, NY Res Rec	5.000		03/01/2020	190,398
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.000		06/01/2040	3,180,159
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.450		06/01/2040	3,050,586
1,730,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250		06/01/2025	1,730,294

14 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,280,000	Warren & Washington Counties, NY IDA (GFH/GFHF Obligated Group)	5.000%	12/01/2035	$1,282,957
687,344	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2044	775,695
6,245,000	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2030	6,898,227
1,700,000	Westchester County, NY Healthcare Corp., Series B	5.125	11/01/2041	1,872,159
1,165,000	Westchester County, NY IDA (Clearview School)	7.250	01/01/2035	1,183,675
1,145,000	Westchester County, NY IDA (Guiding Eyes for the Blind)	5.375	08/01/2024	1,170,201
270,000	Westchester County, NY IDA (JDAM)[3]	6.750	04/01/2016	273,707
3,400,000	Westchester County, NY IDA (Lawrence Hospital)	5.000	01/01/2028	3,408,976
300,000	Westchester County, NY IDA (Lawrence Hospital)	5.125	01/01/2018	301,107
1,425,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	1,470,301
11,105,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2045	10,478,789
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2038	58,485,240
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2026	4,505,760
2,390,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625	11/01/2019	2,389,952
1,370,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500	11/01/2030	1,232,548
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2041	1,201,274
1,215,000	Yonkers, NY Parking Authority	6.000	06/15/2024	1,152,731
565,000	Yonkers, NY Parking Authority	6.000	06/15/2018	565,814

				4,947,508,679
U.S. Possessions—26.9%
825,000	Guam Education Financing Foundation COP	5.000	10/01/2023	851,235
3,600,000	Guam Government Business Privilege	5.000	01/01/2031	4,013,532
6,000,000	Guam Government Business Privilege	5.000	01/01/2032	6,666,060
345,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	380,431
1,560,000	Guam Power Authority, Series A	5.000	10/01/2024	1,867,336
1,230,000	Guam Power Authority, Series A	5.000	10/01/2023	1,472,322
2,790,000	Guam Power Authority, Series A	5.000	10/01/2030	3,227,137
1,700,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,663,943
29,920,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2030	26,393,629
7,120,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	6,431,069
13,830,000	Northern Mariana Islands Ports Authority, Series A	6.600	03/15/2028	14,021,822
52,635,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	36,019,710
49,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2047	48,996,080
55,825,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	41,874,891
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,096,947
1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	1,317,127
15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	10,447,977

15 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$80,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000%		07/01/2038	$56,304,672
10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2024	7,447,900
56,685,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	56,757,557
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[1]	05/15/2057	53,502,176
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[1]	05/15/2057	32,523,216
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[1]	05/15/2050	13,720,955
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[1]	05/15/2055	21,955,150
2,700,000	Puerto Rico Commonwealth GO	6.000		07/01/2035	1,887,921
30,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	20,452,500
5,675,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	4,068,294
1,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	729,140
3,670,000	Puerto Rico Commonwealth GO	6.000		07/01/2040	2,520,629
1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	724,010
7,850,000	Puerto Rico Commonwealth GO	5.500		07/01/2029	5,923,845
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,557,800
3,205,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	2,209,078
13,300,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	9,200,807
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2033	1,353,680
2,920,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	2,027,035
2,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	1,704,325
4,965,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	3,336,381
3,315,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	2,390,579
14,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2031	9,957,875
10,230,000	Puerto Rico Commonwealth GO	5.250		07/01/2034	6,949,955
770,000	Puerto Rico Commonwealth GO	5.875		07/01/2036	528,821
5,050,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	3,645,393
390,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	268,815
5,000,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	3,421,400
2,200,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	1,587,630
76,300,000	Puerto Rico Commonwealth GO	5.500		07/01/2032	52,244,899
1,270,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	1,331,087
3,620,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2033	2,117,953
2,000,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	1,170,780
23,480,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2043	13,736,974
18,990,000	Puerto Rico Electric Power Authority, Series A6	6.750		07/01/2036	11,111,239
1,095,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2042	641,079
10,105,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2029	5,915,568
9,625,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2031	5,633,994
9,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2022	5,287,500
1,430,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2027	838,909
20,170,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2027	11,832,731
13,295,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250		07/01/2028	7,799,645
510,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2024	509,954
6,885,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2037	4,031,167
6,320,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2032	3,700,107
33,350,000	Puerto Rico Electric Power Authority, Series WW6	5.500		07/01/2038	19,521,089
3,700,000	Puerto Rico Electric Power Authority, Series WW6	5.000		07/01/2028	2,170,642
7,000,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2040	4,098,010
7,590,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250		07/01/2025	4,452,673
10,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250		07/01/2024	5,867,100

16 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$270,000	Puerto Rico Highway & Transportation Authority	5.750%		07/01/2020	$182,903
4,000,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2029	4,021,240
4,945,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,683,481
4,845,000	Puerto Rico Highway & Transportation Authority	5.250		07/01/2030	4,747,519
9,515,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	5,584,353
8,980,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	5,270,003
1,840,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	1,079,767
1,120,000	Puerto Rico Highway & Transportation Authority, Series H	5.450		07/01/2035	657,149
1,145,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2030	671,955
6,500,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2027	3,847,935
915,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2030	683,578
2,600,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2023	2,728,388
10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	10,978
78,610,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	46,128,348
57,615,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	42,334,350
3,190,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2032	3,297,662
5,000,000	Puerto Rico Infrastructure	6.000		12/15/2026	3,220,900
142,985,000	Puerto Rico Infrastructure	5.000		07/01/2041	78,144,162
675,000	Puerto Rico Infrastructure	5.000		07/01/2037	368,874
65,725,000	Puerto Rico Infrastructure	5.730	[1]	07/01/2045	7,180,456
1,295,000	Puerto Rico Infrastructure	5.500		07/01/2026	1,281,519
17,490,000	Puerto Rico Infrastructure	5.000		07/01/2037	9,557,935
25,255,000	Puerto Rico Infrastructure	5.000		07/01/2031	14,432,980
15,000,000	Puerto Rico Infrastructure	5.500		07/01/2027	14,821,200
41,740,000	Puerto Rico Infrastructure	5.000		07/01/2046	22,810,910
16,955,000	Puerto Rico Infrastructure	5.650	[1]	07/01/2029	6,011,904
25,000,000	Puerto Rico Infrastructure	5.800	[1]	07/01/2032	5,835,250
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,005,934
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.500		12/01/2031	5,865,309
1,105,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		12/01/2021	1,104,890
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	5,284,302
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	1,236,762
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	1,037,400
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	773,658
3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	3,149,620
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.250		07/01/2026	5,126,550
650,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	654,726
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700		05/01/2024	5,165,738

17 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750%		06/01/2029	$2,712,360
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	165,326
5,490,000	Puerto Rico ITEMECF (University Plaza)	5.000		07/01/2033	5,396,066
4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	2,950,737
9,450,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	6,229,723
31,050,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	20,546,095
2,110,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	1,375,066
90,355,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	57,994,357
1,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2021	1,093,260
7,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	5,178,075
850,000	Puerto Rico Public Buildings Authority	5.500		07/01/2037	553,936
18,585,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	12,249,745
7,500,000	Puerto Rico Public Buildings Authority	5.000		07/01/2037	4,738,050
121,570,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	79,535,957
7,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	5,249,400
8,000,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	5,582,800
11,810,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	6,063,372
296,445,000	Puerto Rico Sales Tax Financing Corp.	5.250		08/01/2057	208,237,790
75,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	45,773
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	5,245,703
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	890,975
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[1]	08/01/2034	2,456,902
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[1]	08/01/2043	12,280,000
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[1]	08/01/2042	4,919,700
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	2,037,974
409,990,000	Puerto Rico Sales Tax Financing Corp., Series A	6.177	[1]	08/01/2054	30,400,759
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	6,041,600
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	930,277
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	6,082,762
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[10]	08/01/2032	26,110,194
250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	159,155
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	2,426,200
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	70,822,277
4,525,000	University of Puerto Rico	5.000		06/01/2026	2,542,643
7,280,000	University of Puerto Rico, Series P	5.000		06/01/2030	4,077,237
24,375,000	University of Puerto Rico, Series Q	5.000		06/01/2030	13,651,463
67,190,000	University of Puerto Rico, Series Q	5.000		06/01/2036	37,434,237
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.000		10/01/2039	653,248
1,555,000	V.I. Public Finance Authority, Series A	5.000		10/01/2032	1,779,324

18 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300%[1]	05/15/2035	$1,594,293
				1,678,847,286
Total Municipal Bonds and Notes (Cost $7,591,397,754)				6,626,355,965

Shares
Common Stocks—0.1%
1,401	CMS Liquidating Trust[11,12] (Cost $4,483,200)			3,992,710
Total Investments, at Value (Cost $7,595,880,954)—106.4%				6,630,348,675
Net Other Assets (Liabilities)—(6.4)				(396,434,712)
Net Assets—100.0%				$6,233,913,963

Footnotes to Statement of Investments

1. Zero coupon bond reflects effective yield on the date of purchase.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 31, 2015. See Note 3 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See Note 3 of the accompanying Notes.

9. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. Non-income producing security.

12. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
AFSFBM	Advocates for Services for the Blind Multihandicapped
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CFGA	Child and Family Guidance Assoc.
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Austic Children
ERDA	Energy Research and Devel. Authority

19 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

FREE	Family Residences and Essential Enterprises
GFH	Glens Falls Hospital
GFHF	Glens Falls Hospital Foundation
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LIFERS	Long Inverse Floating Exempt Receipts
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Reset Option Longs
SCSB	Schuyler Community Services Board
SFTU	Services for the Underserved
SFUMP	Services for the Underserved - MR Programs
SMCFS	St. Mary’s Children and Family Services
SNP	Special Needs Program
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

20 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

21 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

22 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,947,508,657	$22	$4,947,508,679
U.S. Possessions	—	1,678,847,286	—	1,678,847,286
Common Stock	—	3,992,710	—	3,992,710

Total Assets	$—	$6,630,348,653	$22	$6,630,348,675

23 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$(22)	$22	$—
Common Stocks	4,048,890	—	—	(4,048,890)
Total Assets	$4,048,890	$(22)	$22	$(4,048,890)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

24 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the

Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage,

25 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating

26 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

rate securities, if it deems it appropriate to do so. As of March 31, 2015, the Fund’s maximum exposure under such agreements is estimated at $167,995,923.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 31, 2015, municipal bond holdings with a value of $997,679,300 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $507,725,000 in short-term floating rate securities issued and outstanding at that date.

At March 31, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$14,655,000	NY Austin Trust Various States Inverse Certificates	6.736%	11/1/39	$14,874,385
15,585,000	NY Liberty Devel. Corp. (Bank of America at One Byrant Park) LIFERS	18.915	1/15/46	24,424,189
7,500,000	NY Liberty Devel. Corp. ROLs[3]	8.318	1/15/44	9,253,950
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.955	10/1/30	25,524,532
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.418	12/1/27	17,151,145
2,140,000	NYC GO ROLs	8.840	3/1/35	2,159,089
1,900,000	NYC GO ROLs	8.860	8/1/35	1,964,638
3,665,000	NYC GO ROLs	8.030	8/1/30	3,780,521
2,500,000	NYC GO ROLs[3]	15.751	10/1/34	3,975,800
5,000,000	NYC GO ROLs	16.170	3/1/21	8,069,800
1,225,000	NYC HDC, Series B-1 ROLs	8.110	11/1/27	1,332,041
1,500,000	NYC HDC, Series B-1 ROLs	8.200	11/1/32	1,578,360
4,180,000	NYC HDC, Series C ROLs	8.210	5/1/40	4,234,842
1,375,000	NYC HDC, Series C ROLs	7.990	11/1/26	1,401,895
2,730,000	NYC HDC, Series C-1 ROLs	17.850	11/1/46	3,626,669
710,000	NYC HDC, Series C-1 ROLs	17.350	5/1/29	941,545
775,000	NYC HDC, Series C-1 ROLs	17.120	11/1/34	1,086,434
4,015,000	NYC HDC, Series J-2-C ROLs	8.340	11/1/40	4,211,293
1,750,000	NYC HDC, Series K ROLs	7.990	11/1/37	1,771,875
2,340,000	NYC HDC, Series L ROLs	8.080	11/1/39	2,369,554
11,080,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	11.084	5/1/49	11,846,293
5,395,000	NYC Municipal Water Finance Authority[3]	17.047	6/15/43	9,155,261
7,935,000	NYC Municipal Water Finance Authority LIFERS	20.061	6/15/43	13,719,774
3,750,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	16.620	7/15/37	6,131,400

27 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
6,250,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	15.751%	7/15/37	$9,826,000
7,500,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	8.140	5/1/34	9,893,850
10,170,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	8.139	2/1/30	13,884,593
8,205,000	NYS DA (Memorial Sloan-Kettering) ROLs	8.850	7/1/35	9,148,165
5,265,000	NYS DA (Vassar College) ROLs	8.850	7/1/46	6,243,026

3,980,000	NYS DA ROLs[3]	15.746	3/15/34	6,468,933
3,410,000	NYS HFA ROLs[3]	12.847	11/1/45	3,737,053
3,750,000	Port Authority NY/NJ ROLs[3]	18.837	9/15/28	5,718,300
4,895,000	Port Authority NY/NJ, 11588th Series ROLs[3]	14.412	10/15/27	6,087,618
3,580,000	Port Authority NY/NJ, 11588th Series ROLs[3]	13.617	10/15/28	4,403,078
5,500,000	Port Authority NY/NJ, 11588th Series ROLs[3]	14.420	10/15/32	6,707,360
9,090,000	Port Authority NY/NJ, 11589th Series ROLs[3]	10.677	9/1/29	9,328,431
62,000,000	Port Authority NY/NJ, 151st Series LIFERS	5.761	3/15/35	70,400,380
3,335,000	Port Authority NY/NJ, 151st Series ROLs	13.640	3/15/35	4,501,783
38,970,000	Port Authority NY/NJ, 152nd Series LIFERS	8.817	11/1/35	45,227,023
	Port Authority NY/NJ, 152nd Series ROLs	13.733	11/1/30	10,370,775
6,860,000	Port Authority NY/NJ, 152nd Series ROLs	8.410	5/1/38	8,245,446
20,000,000	Port Authority NY/NJ, 152nd Series ROLs	8.440	11/1/35	24,040,800
5,060,000	Port Authority NY/NJ, 163rd Series LIFERS	18.098	7/15/39	7,936,104
10,755,000	Port Authority NY/NJ, 166th Series	9.320	1/15/41	13,475,692
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	8.525	7/15/36	9,666,300
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	8.090	10/15/31	10,045,521
3,580,000	SONYMA ROLs[3]	7.566	10/1/37	3,815,851
10,975,000	SONYMA ROLs[3]	7.246	10/1/31	11,081,677
5,055,000	SONYMA ROLs[3]	7.307	10/1/37	5,115,256

				$489,954,300

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are

28 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $507,725,000 as of March 31, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2015, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$3,863,639
Sold securities	3,566,743

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

29 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2015 is as follows:

Cost	$7,378,500
Market Value	$5,824,286
Market Value as % of Net Assets	0.09%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 31, 2015, securities with an aggregate market value of $277,923,081, representing 4.46% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total tax cost of securities	$7,045,783,294 [1]

Gross unrealized appreciation	$292,255,361
Gross unrealized depreciation	(1,268,352,572)
Net unrealized depreciation	$(976,097,211)

1. The Federal tax cost of securities does not include cost of $560,662,592, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

30 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015